Stock-Based Compensation (Details Textual) (USD $)	0 Months Ended	1 Months Ended			12 Months Ended										12 Months Ended			1 Months Ended		12 Months Ended												12 Months Ended					12 Months Ended
	May 16, 2014	May 02, 2014	May 31, 2013	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Apr. 01, 2014	Mar. 31, 2014	Dec. 31, 2012	Jul. 31, 2012	Jun. 30, 2011	May 02, 2014 Black Scholes Pricing Model	Jun. 30, 2014 Lattice Model	Mar. 26, 2014 2014 Stock and Incentive Plan	Jun. 30, 2014 Employees and Directors 2014 Stock and Incentive Plan	Jun. 30, 2014 Employees and Directors 2014 Stock and Incentive Plan Maximum	Jun. 30, 2014 Employees and Directors 2014 Stock and Incentive Plan Minimum	Jun. 30, 2013 Employee Stock Option	Jan. 31, 2013 Employee Stock Option	Jun. 30, 2014 Warrant	Jun. 30, 2014 Warrant One	Jun. 30, 2013 Warrant One	Jun. 30, 2014 Warrant Two	Mar. 31, 2014 Warrant Two	Jun. 30, 2014 Warrant Three	Jun. 30, 2014 Warrant Four	Jun. 30, 2014 Warrant Five	Jun. 30, 2014 Warrant Six	Jun. 30, 2014 Warrant Seven	Jun. 30, 2014 Warrant Eight	Jun. 30, 2014 Warrant Nine	Jun. 30, 2014 Warrant Ten	Jun. 30, 2014 Warrant Eleven	Jun. 30, 2014 Warrant Twelve	Jun. 30, 2014 Warrant Thirteen	Jun. 30, 2014 Warrant Fourteen	Jun. 30, 2014 Warrant Fifteen
Share-based compensation arrangement by share-based payment award, options, grants in period, gross					2,835,000	1,508,334									2,835,000			8,334	1,500,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 3.14	$ 4.50										$ 3.44	$ 3.12	$ 4.50	$ 4.50
Share based compensation arrangement by share based payment award options shares purchased vested immediately				819,445														2,084
Share based compensation arrangement by share based payment award options shares purchased vested monthly				541,667
Share based compensation arrangement by share based payment award options shares purchased vested monthly term				3 years											4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			138,888
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options					$ 7,756,739
Class of warrant or right, number of securities called by warrants or rights	290,861				290,861		41,424	233,334				290,861	290,861								41,424		233,334		18,334	225,259	39,117	4,039,184	6,287,679	290,861	18,334	225,259	6,287,679	4,039,184	39,117	290,861	66,667
Class of Warrant or Right, Exercise Price of Warrants or Rights																					$ 2.03		$ 2.03		$ 4.95	$ 1.89	$ 7.50	$ 1.98	$ 2.34	$ 1.56	$ 3.44
Fair value of class of warrants																															191,126
Fair value of warrants					35,595																											524,594	14,432,123	11,111,739	76,062
Fair value adjustment of warrants																																433,062	3,184,222	2,065,708
Share-based compensation arrangement by share-based payment award, number of shares authorized														3,750,000
Class of warrant exercisable warrants or rights																					41,424			233,334
Warrants to purchase common stock value																					102,917	157,761		614,635
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																				100,550
Adjustments to Additional Paid in Capital, Warrant Issued	690,187				690,187															898,719																	50,365
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		41,570																		41,570
Maximum Convertible Notes Payable Issuance									1,000,000	2,000,000	2,000,000												1,000,000
Warrant derivative liability													898,719
Other labor-related expenses					$ 1,081,792	$ 3,687,502